Fair Value Measurements	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Fair Value Measurement
Fair Value Measurements

(5)   Fair Value Measurements

ASC 820 establishes a hierarchical disclosure framework which ranks the observability of inputs used in measuring financial instruments at fair value. The observability of inputs is impacted by a number of factors, including the type of financial instruments and their specific characteristics. Financial instruments with readily available quoted prices, or for which fair value can be measured from quoted prices in active markets, generally will have a higher degree of market price observability and a lesser degree of judgment applied in determining fair value.

The three-level hierarchy for fair value measurements is defined as follows:

Level 1—inputs to the valuation methodology are quoted prices available in active markets for identical financial instruments as of the measurement date. The types of financial instruments in this category include unrestricted securities, including equities and derivatives, listed in active markets. The Company will not adjust the quoted price for these instruments, even in situations where the Company holds a large position and a sale could reasonably impact the quoted price.

Level 2—inputs to the valuation methodology are quoted prices in markets that are not active or for which all significant inputs are either directly or indirectly observable as of the measurement date. The types of financial instruments in this category include less liquid and restricted securities listed in active markets, securities traded in markets that are not active, and certain over-the-counter derivatives where the fair value is based on observable inputs.

Level 3—inputs to the valuation methodology are unobservable and significant to the overall fair value measurement, and include situations where there is little, if any, market activity for the investment. The inputs into the determination of fair value require significant management judgment or estimation. The types of financial instruments in this category include investments in privately held entities, non-investment grade residual interests in securitizations and certain over-the-counter derivatives where the fair value is based on unobservable inputs.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the determination of which category within the fair value hierarchy is appropriate for any given financial instrument is based on the lowest level of input that is significant to the fair value measurement. Assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the financial instrument.

Pursuant to the framework set forth above, the Company values securities traded in active markets on the measurement date by multiplying the exchange closing price of such traded securities/instruments by the quantity of shares or amount of the instrument held. The Company may also obtain quotes with respect to certain of the investments from pricing services, brokers or dealers’ quotes, or counterparty marks in order to value liquid assets that are not traded in active markets. Pricing services aggregate, evaluate and report pricing from a variety of sources including observed trades of identical or similar securities, broker or dealer quotes, model-based valuations and internal fundamental analysis and research. When doing so, the Company determines whether the quote obtained is sufficient according to U.S. GAAP to determine the fair value of the security. If determined adequate, the Company uses the quote obtained.

Securities that are illiquid or for which the pricing source does not provide a valuation or methodology or provides a valuation or methodology that, in the judgment of the Valuation Designee or the Board of Directors, does not represent fair value, each is valued as of the measurement date using all techniques appropriate under the circumstances and for which sufficient data is available. These valuation techniques may vary by investment but include comparable public market valuations, comparable precedent transaction valuations and discounted cash flow analyses. Non-controlled debt investments are generally fair valued using discounted cash flow technique. Expected cash flows are projected based on contractual terms and discounted back to the measurement date based on a discount rate. Discount rate is determined based upon an assessment of current and expected yields for similar investments and risk profiles. Non-controlled equity investments are generally fair valued using a market approach and/or an income approach. The market approach typically utilizes market value multiples of comparable publicly traded companies. The income approach typically utilizes a discounted cash flow analysis of the portfolio company. The Valuation Designee, under the supervision of the Board of Directors undertakes a multi-step valuation process each quarter, as described below:

1)	each portfolio company or investment is initially valued by using a standardized template designed to approximate fair market value based on observable market inputs and updated credit statistics and unobservable inputs;
2)	preliminary valuation conclusions are documented and reviewed by a valuation committee comprised of members of the Investment Adviser’s senior management;
3)	the Board of Directors or Valuation Designee engages independent third-party valuation firms to provide positive assurance on a portion of the Company’s illiquid investments each quarter (such that each illiquid investment is reviewed by an independent valuation firm at least once on a rolling twelve-month basis) including review of management’s preliminary valuation and conclusion of fair value;
4)	the Audit Committee reviews the assessments of the Valuation Designee and the independent third-party valuation firms and provides the Board of Directors with recommendations with respect to the fair value of each investment in the Company’s portfolio; and
5)	the Board of Directors discusses the valuation recommendations of the Audit Committee and determine the fair value of each investment in the Company’s portfolio in good faith based on the input of the Valuation Designee and, where applicable, the third-party valuation firms.

The fair value is generally determined based on the assessment of the following factors, as relevant:

●	the nature and realizable value of any collateral;
●	call features, put features and other relevant terms of debt;
●	the portfolio company’s leverage and ability to make payments;
●	the portfolio company’s public or private letter credit ratings;
●	the portfolio company’s actual and expected earnings and discounted cash flow;
●	prevailing interest rates for like securities and expected volatility in future interest rates;
●	the markets in which the issuer does business and recent economic and/or market events; and
●	comparisons to publicly traded securities.

Investment performance data utilized will be the most recently available as of the measurement date which in many cases may reflect up to a one quarter lag in information.

The Board of Directors is ultimately responsible for the determination, in good faith, of the fair value of the Company’s portfolio investments.

Transfer of portfolio investments within the three-level hierarchy is recorded during the period of such reclassification occurrence at the fair value as of the beginning of the respective period. Generally, reclassifications are primarily due to increase/decrease of price transparency.

The following tables present the fair value hierarchy of investments:

	September 30, 2023
	Level 1	Level 2	Level 3	Total
First Lien Debt	$—	$25,881	$2,907,989	$2,933,870
Second Lien Debt	—	42,704	92,008	134,712
Other Securities	—	—	40,163	40,163
Subtotal	$—	$68,585	$3,040,160	$3,108,745
Investment measured at net asset value(1)				$14,705
Total				$3,123,450

	December 31, 2022
	Level 1	Level 2	Level 3	Total
First Lien Debt	$—	$25,362	$2,668,749	$2,694,111
Second Lien Debt	—	5,459	122,891	128,350
Other Securities	—	—	36,395	36,395
Subtotal	$—	$30,821	$2,828,035	$2,858,856
Investment measured at net asset value(1)				$14,732
Total				$2,873,588
(1)	The Company, as a practical expedient, estimates the fair value of its investment in Help HP SCF Investor, LP using the net asset value of the Company’s members’ interest in the entity. As such, the fair value has not been classified within the fair value hierarchy.

The following table presents changes in the fair value of the investments for which Level 3 inputs were used to determine the fair value for the three months ended September 30, 2023:

	First Lien	Second Lien		Total
	Debt	Debt	Other Securities	Investments
Fair value, beginning of period	$2,772,653	$113,084	$39,102	$2,924,839
Purchases of investments	153,327	—	1,621	154,948
Proceeds from principal repayments and sales of investments	(41,712)	—	—	(41,712)
Accretion of discount/amortization of premium	2,035	68	2	2,105
Payment-in-kind	774	137	567	1,478
Net change in unrealized appreciation (depreciation)	20,907	394	(1,129)	20,172
Net realized gains (losses)	5	—	—	5
Transfers into/(out) of Level 3	—	(21,675)	—	(21,675)
Fair value, end of period	$2,907,989	$92,008	$40,163	$3,040,160

Net change in unrealized appreciation (depreciation) from investments still held as of September 30, 2023	$20,893	$394	$(1,129)	$20,158

The following table presents changes in the fair value of the investments for which Level 3 inputs were used to determine the fair value for the nine months ended September 30, 2023:

	First Lien	Second Lien		Total
	Debt	Debt	Other Securities	Investments
Fair value, beginning of period	$2,668,749	$122,891	$36,395	$2,828,035
Purchases of investments	365,914	86	1,712	367,712
Proceeds from principal repayments and sales of investments	(168,477)	—	—	(168,477)
Accretion of discount/amortization of premium	6,985	201	6	7,192
Payment-in-kind	1,580	397	1,562	3,539
Net change in unrealized appreciation (depreciation)	33,111	816	488	34,415
Net realized gains (losses)	127	—	—	127
Transfers into/(out) of Level 3	—	(32,383)	—	(32,383)
Fair value, end of period	$2,907,989	$92,008	$40,163	$3,040,160

Net change in unrealized appreciation (depreciation) from investments still held as of September 30, 2023	$32,754	$816	$488	$34,058

The following table presents changes in the fair value of the investments for which Level 3 inputs were used to determine the fair value for the three months ended September 30, 2022:

	First Lien	Second Lien		Total
	Debt	Debt	Other Securities	Investments
Fair value, beginning of period	$2,492,968	$116,488	$32,898	$2,642,354
Purchases of investments	178,809	461	1,016	180,286
Proceeds from principal repayments and sales of investments	(94,355)	—	—	(94,355)
Accretion of discount/amortization of premium	3,520	50	—	3,570
Payment-in-kind	228	130	—	358
Net change in unrealized appreciation (depreciation)	(18,171)	(3,345)	(1,569)	(23,085)
Net realized gains (losses)	—	18	—	18
Transfers into/(out) of Level 3	(20,083)	—	—	(20,083)
Fair value, end of period	$2,542,916	$113,802	$32,345	$2,689,063

Net change in unrealized appreciation (depreciation) from investments still held as of September 30, 2022	$(17,747)	$(3,345)	$(1,569)	$(22,661)

The following table presents changes in the fair value of the investments for which Level 3 inputs were used to determine the fair value for the nine months ended September 30, 2022:

	First Lien	Second Lien		Total
	Debt	Debt	Other Securities	Investments
Fair value, beginning of period	$2,207,036	$121,550	$27,973	$2,356,559
Purchases of investments	709,912	15,694	4,808	730,414
Proceeds from principal repayments and sales of investments	(331,077)	—	(48)	(331,125)
Accretion of discount/amortization of premium	8,645	210	—	8,855
Payment-in-kind	665	389	397	1,451
Net change in unrealized appreciation (depreciation)	(52,779)	(6,541)	(833)	(60,153)
Net realized gains (losses)	514	—	48	562
Transfers into/(out) of Level 3	—	(17,500)	—	(17,500)
Fair value, end of period	$2,542,916	$113,802	$32,345	$2,689,063

Net change in unrealized appreciation (depreciation) from investments still held as of September 30, 2022	$(50,808)	$(6,522)	$(833)	$(58,163)

The following table presents quantitative information about the significant unobservable inputs of the Company’s Level 3 financial instruments. The table is not intended to be all-inclusive but instead captures the significant unobservable inputs relevant to the Company’s determination of fair value.

	September 30, 2023
				Range
	Fair	Valuation	Unobservable					Weighted
	Value	Technique	Input	Low		High		Average
Investments in first lien debt	$2,641,353	Yield Analysis	Discount Rate	9.33%		19.18%		11.77%
	266,636	Transaction Price	Recent Transaction	96.50%		100.00%		98.56%
Investments in second lien debt	$87,508	Yield Analysis	Discount Rate	11.47%		27.42%		14.89%
	4,500	Transaction Price	Recent Transaction	100.00%		100.00%		100.00%
Investments in other securities:
Unsecured debt	$1,877	Income Approach	Discount Rate	14.50%		14.50%		14.50%
	125	Market Approach	EBITDA Multiple	9.00	x	9.00	x	9.00	x
Preferred equity	18,181	Income Approach	Discount Rate	12.19%		15.48%		13.45%
	1,275	Market Approach	Revenue Multiple	7.50	x	7.50	x	7.50	x
Common equity	16,937	Market Approach	EBITDA Multiple	8.10	x	18.70	x	13.30	x
	1,768	Market Approach	Revenue Multiple	7.20	x	8.80	x	8.24	x
Total investments in other securities	$40,163
Total Investments	$3,040,160

	December 31, 2022
				Range
	Fair	Valuation	Unobservable					Weighted
	Value	Technique	Input	Low		High		Average
Investments in first lien debt	$2,624,749	Yield Analysis	Discount Rate	9.20%		20.44%		11.27%
	44,000	Transaction Price	Recent Transaction	100.00%		100.00%		100.00%
Investments in second lien debt	$122,891	Yield Analysis	Discount Rate	12.14%		17.20%		14.24%
Investments in other securities
Unsecured debt	$1,826	Income Approach	Discount Rate	16.60%		16.60%		16.60%
	372	Market Approach	EBITDA Multiple	9.00	x	9.00	x	9.00	x
Preferred equity	16,076	Income Approach	Discount Rate	12.20%		15.69%		13.62%
	963	Market Approach	Revenue Multiple	8.78	x	8.78	x	8.78	x
Common equity	15,877	Market Approach	EBITDA Multiple	8.10	x	18.70	x	13.25	x
	1,281	Market Approach	Revenue Multiple	10.20	x	10.20	x	10.20	x
Total investments in other securities	$36,395
Total Investments	$2,828,035

The significant unobservable input used in yield analysis is discount rate based on comparable market yields. Significant increases in discount rates in isolation would result in a significantly lower fair value measurement. The significant unobservable input used in the market approach is the comparable company multiple. The multiple is used to estimate the enterprise value of the underlying investment. An increase/decrease in the multiple would result in an increase/decrease, respectively, in the fair value.

Financial instruments disclosed but not carried at fair value

The Company’s debt, including its credit facilities, 2027 Notes (as defined below in Note 6) and 2025 Notes (as defined below in Note 6), are presented at carrying value on the Consolidated Statements of Assets and Liabilities. The fair value of the Company’s 2027 Notes is based on third party pricing received by the Company, which is categorized as Level 2 within the fair value hierarchy, and as of September 30, 2023, the fair value of the Company’s 2027 Notes was $392,403. The fair value of the Company’s credit facilities and 2025 Notes are estimated in accordance with the Company's valuation policy. The carrying value and fair value of the Company’s debt were as follows:

	September 30, 2023		December 31, 2022
	Carrying Value	Fair Value	Carrying Value	Fair Value
BNP Funding Facility	$345,000	$345,000	$400,000	$400,000
Truist Credit Facility	680,252	680,252	432,254	432,254
2027 Notes(1)	420,497	392,403	419,498	394,995
2025 Notes(1)	272,630	275,000	271,723	275,000
Total	$1,718,379	$1,692,654	$1,523,475	$1,502,249
(1)	As of September 30, 2023, the carrying value of the Company’s 2027 Notes and 2025 Notes were presented net of unamortized debt issuance costs of $3,782 and $2,370, and unamortized original issuance discount of $721 and $0, respectively. As of December 31, 2022, the carrying value of the Company’s 2027 Notes and 2025 Notes were presented net of unamortized debt issuance costs of $4,622 and $3,277, and unamortized original issuance discount of $881 and $0, respectively.

The carrying amounts of the Company’s assets and liabilities, other than investments at fair value and debt, approximate fair value. These financial instruments are categorized as Level 3 within the hierarchy.

(5)	Fair Value Measurements

ASC 820 establishes a hierarchical disclosure framework which ranks the observability of inputs used in measuring financial instruments at fair value. The observability of inputs is impacted by a number of factors, including the type of financial instruments and their specific characteristics. Financial instruments with readily available quoted prices, or for which fair value can be measured from quoted prices in active markets, generally will have a higher degree of market price observability and a lesser degree of judgment applied in determining fair value.

The three-level hierarchy for fair value measurements is defined as follows:

Level 1—inputs to the valuation methodology are quoted prices available in active markets for identical financial instruments as of the measurement date. The types of financial instruments in this category include unrestricted securities, including equities and derivatives, listed in active markets. The Company will not adjust the quoted price for these instruments, even in situations where the Company holds a large position and a sale could reasonably impact the quoted price.

Level 2—inputs to the valuation methodology are quoted prices in markets that are not active or for which all significant inputs are either directly or indirectly observable as of the measurement date. The types of financial instruments in this category include less liquid and restricted securities listed in active markets, securities traded in markets that are not active, and certain over-the-counter derivatives where the fair value is based on observable inputs.

Level 3—inputs to the valuation methodology are unobservable and significant to the overall fair value measurement, and include situations where there is little, if any, market activity for the investment. The inputs into the determination of fair value require significant management judgment or estimation. The types of financial instruments in this category include investments in privately held entities, non-investment grade residual interests in securitizations and certain over-the-counter derivatives where the fair value is based on unobservable inputs.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the determination of which category within the fair value hierarchy is appropriate for any given financial instrument is based on the lowest level of input that is significant to the fair value measurement. Assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the financial instrument.

Pursuant to the framework set forth above, the Company values securities traded in active markets on the measurement date by multiplying the exchange closing price of such traded securities/instruments by the quantity of shares or amount of the instrument held. The Company may also obtain quotes with respect to certain of the investments from pricing services, brokers or dealers’ quotes, or counterparty marks in order to value liquid assets that are not traded in active markets. Pricing services aggregate, evaluate and report pricing from a variety of sources including observed trades of identical or similar securities, broker or dealer quotes, model-based valuations and internal fundamental analysis and research. When doing so, the Company determines whether the quote obtained is sufficient according to U.S. GAAP to determine the fair value of the security. If determined adequate, the Company uses the quote obtained.

Securities that are illiquid or for which the pricing source does not provide a valuation or methodology or provides a valuation or methodology that, in the judgment of the Valuation Designee or the Board of Directors, does not represent fair value, each is valued as of the measurement date using all techniques appropriate under the circumstances and for which sufficient data is available. These valuation techniques may vary by investment but include comparable public market valuations, comparable precedent transaction valuations and discounted cash flow analyses. Non-controlled debt investments are generally fair valued using discounted cash flow technique. Expected cash flows are projected based on contractual terms and discounted back to the measurement date based on a discount rate. Discount rate is determined based upon an assessment of current and expected yields for similar investments and risk profiles. Non-controlled equity investments are generally fair valued using a market approach and/or an income approach. The market approach typically utilizes market value multiples of comparable publicly traded companies. The income approach typically utilizes a discounted cash flow analysis of the portfolio company. The Valuation Designee, under the supervision of the Board of Directors undertakes a multi-step valuation process each quarter, as described below:

1)	each portfolio company or investment is initially valued by using a standardized template designed to approximate fair market value based on observable market inputs and updated credit statistics and unobservable inputs;
2)	preliminary valuation conclusions are documented and reviewed by a valuation committee comprised of members of the Investment Adviser’s senior management;
3)	the Board of Directors or Valuation Designee engages independent third-party valuation firms to provide positive assurance on a portion of the Company’s illiquid investments each quarter (such that each illiquid investment will be reviewed by an independent valuation firm at least once on a rolling twelve-month basis) including review of management’s preliminary valuation and conclusion of fair value;
4)	the Audit Committee reviews the assessments of the Valuation Designee and the independent third-party valuation firms and provide the Board of Directors with recommendations with respect to the fair value of each investment in the Company’s portfolio; and
5)	the Board of Directors discusses the valuation recommendations of the Audit Committee and determine the fair value of each investment in the Company’s portfolio in good faith based on the input of the Valuation Designee and, where applicable, the third-party valuation firms.

The fair value is generally determined based on the assessment of the following factors, as relevant:

●	the nature and realizable value of any collateral;
●	call features, put features and other relevant terms of debt;
●	the portfolio company’s leverage and ability to make payments;
●	the portfolio company’s public or private letter credit ratings;
●	the portfolio company’s actual and expected earnings and discounted cash flow;
●	prevailing interest rates for like securities and expected volatility in future interest rates;
●	the markets in which the issuer does business and recent economic and/or market events; and
●	comparisons to publicly traded securities.

Investment performance data utilized will be the most recently available as of the measurement date which in many cases may reflect up to a one quarter lag in information.

The Board of Directors is ultimately responsible for the determination, in good faith, of the fair value of the Company’s portfolio investments.

Transfer of portfolio investments within the three-level hierarchy is recorded during the period of such reclassification occurrence at the fair value as of the beginning of the respective period. Generally, reclassifications are primarily due to increase/decrease of price transparency.

The following tables present the fair value hierarchy of investments:

	December 31, 2022
	Level 1	Level 2	Level 3	Total
First Lien Debt	$—	$25,362	$2,668,749	$2,694,111
Second Lien Debt	—	5,459	122,891	128,350
Other Securities	—	—	36,395	36,395
Subtotal	$—	$30,821	$2,828,035	$2,858,856
Investment measured at net asset value(1)				$14,732
Total				$2,873,588

	December 31, 2021
	Level 1	Level 2	Level 3	Total
First Lien Debt	$—	$17,064	$2,207,036	$2,224,100
Second Lien Debt	—	—	121,550	121,550
Other Securities	—	—	27,973	27,973
Subtotal	$—	$17,064	$2,356,559	$2,373,623
Investment measured at net asset value(1)				$13,751
Total				$2,387,374
(1)

The Company, as a practical expedient, estimates the fair value of its investment in Help HP SCF Investor, LP using the net asset value of the Company’s members’ interest in the entity. As such, the fair value has not been classified within the fair value hierarchy.

The following table presents changes in the fair value of the investments for which Level 3 inputs were used to determine the fair value for the year ended December 31, 2022:

				Total
	First Lien Debt	Second Lien Debt	Other Securities	Investments
Fair value, beginning of period	$2,207,036	$121,550	$27,973	$2,356,559
Purchases of investments	900,740	15,694	8,315	924,749
Proceeds from principal repayments and sales of investments	(384,631)	—	(48)	(384,679)
Accretion of discount/amortization of premium	11,062	278	1	11,341
Payment-in-kind	1,080	524	1,110	2,714
Net change in unrealized appreciation (depreciation)	(67,033)	(9,205)	(1,004)	(77,242)
Net realized gains (losses)	495	—	48	543
Transfers into/(out) of Level 3	—	(5,950)	—	(5,950)
Fair value, end of period	$2,668,749	$122,891	$36,395	$2,828,035

Net change in unrealized appreciation (depreciation) from investments still held as of December 31, 2022	$(64,817)	$(9,186)	$(1,004)	$(75,007)

The following table presents changes in the fair value of the investments for which Level 3 inputs were used to determine the fair value for the year ended December 31, 2021:

				Total
	First Lien Debt	Second Lien Debt	Other Securities	Investments
Fair value, beginning of period	$558,318	$53,155	$2,959	$614,432
Purchases of investments	1,956,780	101,352	25,723	2,083,855
Proceeds from principal repayments and sales of investments	(325,175)	(36,250)	(3,348)	(364,773)
Accretion of discount/amortization of premium	8,831	1,008	—	9,839
Payment-in-kind	133	509	537	1,179
Net change in unrealized appreciation (depreciation)	5,052	1,776	455	7,283
Net realized gains (losses)	248	—	1,647	1,895
Transfers into/(out) of Level 3	2,849	—	—	2,849
Fair value, end of period	$2,207,036	$121,550	$27,973	$2,356,559

Net change in unrealized appreciation (depreciation) from investments still held as of December 31, 2021	$6,807	$1,775	$455	$9,037

The following table presents quantitative information about the significant unobservable inputs of the Company’s Level 3 financial instruments. The table is not intended to be all-inclusive but instead captures the significant unobservable inputs relevant to the Company’s determination of fair value.

	December 31, 2022
		Valuation	Unobservable	Range				Weighted
	Fair Value	Technique	Input	Low		High		Average
Investments in first lien debt	$2,624,749	Yield Analysis	Discount Rate	9.20%		20.44%		11.27%
	44,000	Transaction Price	Recent Transaction	100%		100%		100%
Investments in second lien debt	$122,891	Yield Analysis	Discount Rate	12.14%		17.20%		14.24%
Investments in other securities:
Unsecured debt	$1,826	Income Approach	Discount Rate	16.60%		16.60%		16.60%
	372	Market Approach	EBITDA Multiple	9.00	x	9.00	x	9.00	x
Preferred equity	16,076	Income Approach	Discount Rate	12.20%		15.69%		13.62%
	963	Market Approach	Revenue Multiple	8.78	x	8.78	x	8.78	x
Common equity	15,877	Market Approach	EBITDA Multiple	8.10	x	18.70	x	13.25	x
	1,281	Market Approach	Revenue Multiple	10.20	x	10.20	x	10.20	x
Total investments in other securities	$36,395
Total Investments	$2,828,035

	December 31, 2021
		Valuation	Unobservable	Range				Weighted
	Fair Value	Technique	Input	Low		High		Average
Investments in first lien debt	$2,207,036	Yield Analysis	Discount Rate	5.55%		12.44%		7.52%
Investments in second lien debt	$121,550	Yield Analysis	Discount Rate	7.12%		10.79%		8.51%
Investments in other securities:
Unsecured debt	$1,350	Yield Analysis	Discount Rate	25.33%		25.33%		25.33%
		Market Approach	EBITDA Multiple	9.00	x	9.00	x	9.00	x
Preferred equity	9,950	Yield Analysis	Discount Rate	11.70%		12.10%		11.92%
	1,298	Market Approach	Revenue Multiple	11.80	x	11.80	x	11.80	x
Common equity	15,375	Market Approach	EBITDA Multiple	8.10	x	19.97	x	13.11	x
Total investments in other securities	$27,973
Total Investments	$2,356,559

The significant unobservable input used in yield analysis is discount rate based on comparable market yields. Significant increases in discount rates in isolation would result in a significantly lower fair value measurement. The significant unobservable input used in the market approach is the comparable company multiple. The multiple is used to estimate the enterprise value of the underlying investment. An increase/decrease in the multiple would result in an increase/decrease, respectively, in the fair value.

The carrying amounts of the Company’s assets and liabilities, other than investments at fair value and debt, approximate fair value.

Financial instruments disclosed but not carried at fair value

The Company’s debt, including its credit facilities, 2027 Notes (as defined below in Note 6) and 2025 Notes (as defined below in Note 6), are presented at carrying value on the Consolidated Statements of Assets and Liabilities. The fair value of the Company’s 2027 Notes is based on vendor pricing received by the Company, which is categorized as Level 2 within the fair value hierarchy, and as of December 31, 2022, the fair value of the Company’s 2027 Notes was $394,995. The fair value of the Company’s credit facilities and 2025 Notes are estimated using Level 3 inputs by discounting remaining payments using the appropriate discount rates, if available. The carrying value and fair value of the Company’s debt were as follows:

	December 31, 2022		December 31, 2021
	Carrying Value	Fair Value	Carrying Value	Fair Value
CIBC Subscription Facility	$—	$—	$310,350	$310,350
BNP Funding Facility	400,000	400,000	463,500	463,500
Truist Credit Facility	432,254	432,254	476,000	476,000
2027 Notes(1)	419,498	394,995	—	—
2025 Notes(1)	271,723	275,000	—	—
Total	$1,523,475	$1,502,249	$1,249,850	$1,249,850
(1)	The carrying value of the Company’s 2027 Notes and 2025 Notes were presented net of unamortized debt issuance costs of $4,622 and $3,277, and unamortized original issuance discount of $881 and $—, respectively.